Note 20 - Information on the Asset Types and the Associated Transactions (Detail: Text Values)	Dec. 31, 2022 EUR (€)
Loans where associated liability is recourse only to transferred assets [Abstract]
Net position of associated liabilities	€ 0
Securitized loans (in EUR bn)	€ 28,000,000,000